United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22632

PGIM High Yield Bond Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: (973) 716-6422

Date of fiscal year end: May 31

Date of reporting period: 7/1/2019 through 6/30/2020

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-22632

Registrant Name:  PGIM High Yield Bond Fund, Inc.

Reporting Period:  07/01/2019 - 06/30/2020

PGIM High Yield Bond Fund, Inc. - Sub-Advisor: PGIM Fixed Income

FRONTERA ENERGY CORP Meeting Date: MAY 20, 2020 Record Date: APR 09, 2019 Meeting Type: ANNUAL / SPECIAL
Ticker: FEC Security ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors at Eight	Management	For	For
2.1	Elect Director Luis F. Alarcon Mantilla	Management	For	For
2.2	Elect Director W. Ellis Armstrong	Management	For	For
2.3	Elect Director Raymond J. Bromark	Management	For	For
2.4	Elect Director Rene Burgos Diaz	Management	For	For
2.5	Elect Director Orlando Cabrales Segovia	Management	For	For
2.6	Elect Director Gabriel de Alba	Management	For	For
2.7	Elect Director Russell Ford	Management	For	For
2.8	Elect Director Veronique Giry	Management	For	For
3	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
4	Amend Articles	Management	For	For

END NPX REPORT

                                                                                                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PGIM High Yield Bond Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 24, 2020

POWER OF ATTORNEY

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Stuart S. Parker, Christian J. Kelly, Brian K. Reid, and Grace C. Torres as directors/trustees of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Diana Huffman, Jonathan D. Shain, and Patrick McGuinness or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Michael S. Hyland Michael S. Hyland
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Christian J. Kelly Christian J. Kelly
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stuart S. Parker Stuart S. Parker
/s/ Barry H. Evans Barry H. Evans	/s/ Brian K. Reid Brian K. Reid
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
Dated: June 11, 2020

APPENDIX A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust

PGIM Global High Yield Fund, Inc.

PGIM High Yield Bond Fund, Inc